AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Industrials – 18.9%
Aerospace & Defense – 6.7%
Curtiss-Wright Corp.	146,200	$19,413,898
Hexcel Corp.(a)	292,976	15,284,558
Raytheon Technologies Corp.	711,455	64,166,126
Textron, Inc.	529,358	36,028,106

		134,892,688

Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.(b)	153,880	17,616,182

Construction & Engineering – 0.9%
EMCOR Group, Inc.	152,350	18,161,644

Electrical Equipment – 2.3%
Acuity Brands, Inc.	50,914	9,751,558
Emerson Electric Co.	411,241	37,813,610

		47,565,168

Industrial Conglomerates – 0.5%
3M Co.	65,670	10,902,533

Machinery – 2.5%
Altra Industrial Motion Corp.	148,820	7,185,030
Middleby Corp. (The)(a)	40,060	7,419,112
Toro Co. (The)	49,235	4,755,116
Westinghouse Air Brake Technologies Corp.(b)	355,480	31,602,172

		50,961,430

Professional Services – 2.2%
Leidos Holdings, Inc.	178,895	16,002,158
Robert Half International, Inc.	252,210	28,565,304

		44,567,462

Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	681,434	38,555,536

Trading Companies & Distributors – 1.0%
MSC Industrial Direct Co., Inc. - Class A	256,757	20,961,642

		384,184,285

Financials – 16.6%
Banks – 6.1%
JPMorgan Chase & Co.	279,840	41,584,224
Wells Fargo & Co.	1,543,755	83,054,019

		124,638,243

Capital Markets – 4.6%
Goldman Sachs Group, Inc. (The)	184,360	65,388,805
Northern Trust Corp.	230,530	26,889,019

		92,277,824

Consumer Finance – 0.7%
Capital One Financial Corp.	95,922	14,074,635

Company	Shares	U.S. $ Value

Diversified Financial Services – 3.2%
Berkshire Hathaway, Inc. - Class B(a)	209,270	$65,505,696

Insurance – 2.0%
Aflac, Inc.	255,539	16,052,960
Allstate Corp. (The)	132,790	16,023,769
Fidelity National Financial, Inc.	150,140	7,559,549

		39,636,278

		336,132,676

Health Care – 15.9%
Biotechnology – 3.4%
Amgen, Inc.(b)	243,920	55,403,989
Regeneron Pharmaceuticals, Inc.(a) (b)	22,630	13,772,392

		69,176,381

Health Care Providers & Services – 6.0%
Anthem, Inc.	161,290	71,127,277
Cigna Corp.	164,742	37,966,441
Quest Diagnostics, Inc.(b)	99,740	13,466,895

		122,560,613

Life Sciences Tools & Services – 2.3%
Bio-Rad Laboratories, Inc. - Class A(a)	30,400	18,231,792
PerkinElmer, Inc.(b)	164,530	28,327,130

		46,558,922

Pharmaceuticals – 4.2%
Pfizer, Inc.(b)	606,260	31,943,839
Roche Holding AG (Sponsored ADR)	1,085,760	52,757,079

		84,700,918

		322,996,834

Information Technology – 11.7%
Communications Equipment – 4.2%
Ciena Corp.(a)	456,474	30,268,791
Cisco Systems, Inc./Delaware	568,470	31,646,725
F5, Inc.(a)	114,820	23,838,928

		85,754,444

Electronic Equipment, Instruments & Components – 0.5%
Keysight Technologies, Inc.(a)	58,870	9,938,434

IT Services – 6.2%
Cognizant Technology Solutions Corp. - Class A	570,920	48,767,986
FleetCor Technologies, Inc.(a) (b)	190,933	45,491,697
Maximus, Inc.	405,298	31,337,641

		125,597,324

Semiconductors & Semiconductor Equipment – 0.8%
MKS Instruments, Inc.	108,340	16,828,452

		238,118,654

Company	Shares	U.S. $ Value

Consumer Discretionary – 10.3%
Auto Components – 0.8%
BorgWarner, Inc.	386,630	$16,953,725

Distributors – 2.3%
LKQ Corp.(b)	852,210	46,777,807

Household Durables – 2.0%
DR Horton, Inc.	444,390	39,648,476

Internet & Direct Marketing Retail – 0.3%
eBay, Inc.	97,140	5,835,200

Multiline Retail – 2.5%
Target Corp.	226,350	49,894,330

Specialty Retail – 2.1%
AutoZone, Inc.(a)	10,740	21,333,399
Lowe’s Cos., Inc.	59,400	14,098,590
Murphy USA, Inc.(b)	40,410	7,947,031

		43,379,020

Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.(a)	18,540	5,937,064

		208,425,622

Consumer Staples – 6.2%
Food & Staples Retailing – 2.7%
Walmart, Inc.	384,128	53,704,936

Tobacco – 3.5%
Philip Morris International, Inc.	695,320	71,513,662

		125,218,598

Communication Services – 5.7%
Diversified Telecommunication Services – 5.7%
Comcast Corp. - Class A	1,366,829	68,327,782
Verizon Communications, Inc.	882,140	46,956,312

		115,284,094

Energy – 3.7%
Energy Equipment & Services – 0.5%
Helmerich & Payne, Inc.	328,391	9,424,821

Oil, Gas & Consumable Fuels – 3.2%
Chevron Corp.	128,050	16,816,807
ConocoPhillips	207,442	18,383,510
EOG Resources, Inc.	274,190	30,566,701

		65,767,018

		75,191,839

Real Estate – 3.6%
Equity Real Estate Investment Trusts (REITs) – 1.2%
Weyerhaeuser Co.	617,280	24,956,630

Real Estate Management & Development – 2.4%
CBRE Group, Inc. - Class A(a)	485,520	49,202,597

		74,159,227

Company	Shares	U.S. $ Value

Materials – 2.5%
Chemicals – 1.0%
Mosaic Co. (The)	502,710	$20,083,265

Metals & Mining – 1.5%
BHP Group Ltd. (Sponsored ADR)(b)	209,070	13,296,852
Steel Dynamics, Inc.	324,710	18,027,899

		31,324,751

		51,408,016

Utilities – 1.0%
Electric Utilities – 1.0%
IDACORP, Inc.	175,670	19,362,347

Total Common Stocks (cost $1,496,885,143)		1,950,482,192

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $85,589,719)	85,589,719	85,589,719

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $1,582,474,862)		2,036,071,911

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,660,163)	1,660,163	1,660,163

Total Investments – 100.4% (cost $1,584,135,025)(f)		2,037,732,074
Other assets less liabilities – (0.4)%		(7,287,262)

Net Assets – 100.0%		$2,030,444,812

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $459,321,422 and gross unrealized depreciation of investments was $(5,724,373), resulting in net unrealized appreciation of $453,597,049.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,950,482,192	$—	$—	$1,950,482,192
Short-Term Investments	85,589,719	—	—	85,589,719
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,660,163	—	—	1,660,163

Total Investments in Securities	2,037,732,074	—	—	2,037,732,074
Other Financial Instruments(b)	—	—	—	—

Total	$2,037,732,074	$—	$—	$2,037,732,074

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$138,223	$118,374	$171,007	$85,590	$0	**
Government Money Market Portfolio*	11,850	11,351	21,541	1,660	0	**
Total	$150,073	$129,725	$192,548	$87,250	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.